OPTIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Option exercised			195,000
Option [Member]
Outstanding, Beginning	1,405,000	1,365,000	1,365,000
Option granted		40,000
Option exercised
Outstanding option, Ending	1,405,000	1,405,000	1,365,000
Weighted average exercise price, Beginning	$ 0.34	$ 0.35	$ 0.35
Granted		0.25
Exercised
Weighted average exercise price, Ending	$ 0.34	$ 0.34	$ 0.35
Weighted average remaining contract life, Beginning	6 years 9 months 18 days	7 years 10 months 17 days	8 years 10 months 17 days
Weighted average remaining contract life granted		9 years
Weighted average remaining contract life, Ending		6 years 9 months 18 days	7 years 10 months 17 days
Number of options exercisable Beginning balance	1,397,000	1,236,000	1,143,000
Granted		$ 0.25
Exercised
Number of options exercisable ending balance	1,397,000	1,397,000	1,236,000
Intrinsic value, Beginning
Granted
Exercised
Intrinsic value, Ending